Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets
Schedule of Intangible Assets

		September 30,	December 31,
	Useful Lives	2024	2023
Patent application costs	3 Years	$555,918	$484,035
Trade name and trademarks	3 Years	71,033	70,446
Intangible assets, gross		626,951	554,481
Less: Accumulated amortization		(433,647)	(330,791)
Intangible assets, net		$193,304	$223,690

		As of December 31,
	Useful Lives	2023	2022
Patent application costs	3 Years	$484,035	$382,285
Trade name and trademarks	3 Years	70,446	68,356
Intangible assets, gross		554,481	450,641
Less: Accumulated amortization		(330,791)	(198,955)
Intangible assets, net		$223,690	$251,686

Schedule of Estimated Future Amortization Expense of Intangible Assets

Years Ending December 31,	Amount
2024	$31,949
2025	99,005
2026	52,529
2027	9,821
Total future amortization	$193,304

Years Ending December 31,	Amount
2024	120,078
2025	75,043
2026	28,569
$223,690